Private Placement (Details) - Placement Warrant [Member] - Stable Road Acquisition Corp [Member] - USD ($)		6 Months Ended	12 Months Ended
	Oct. 07, 2020	Jun. 30, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Number of placement units		545,000
Sponsor [Member]
Private Placement (Details) [Line Items]
Purchased an aggregate of placement units		545,000
Stock price per share		$ 10.00	$ 10.00
Purchase price		$ 5,450,000	$ 5,450,000
Number of placement units			545,000
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Placement unit description			Each Placement Unit consists of one share of Class A common stock (“Placement Share”) and one-half of one redeemable warrant (“Placement Warrant”). Each whole Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. The proceeds from the Placement Units were added to the proceeds from the Initial Public Offering held in the Trust Account.
Number of placement units	11,000,000
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Placement unit description		Each Placement Unit consists of one share of Class A common stock (“Placement Share”) and one-half of one redeemable warrant (“Placement Warrant”). Each whole Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. The proceeds from the Placement Units were added to the proceeds from the Initial Public Offering held in the Trust Account.